Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Class/Ticker
III/FOIXX

Summary Prospectus
May 30, 2024

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at institutional.fidelity.com/fimmfunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated May 30, 2024 are incorporated herein by reference.
245 Summer Street, Boston, MA 02210

Fund Summary
Fund/Class:
Treasury Only Portfolio
/III

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursement	0.03% A
Total annual operating expenses after fee waiver and/or expense reimbursement	0.43%
AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.43% (the Expense Cap). If at any time during the current fiscal year expenses for Class III of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$44
3 years	$144
5 years	$254
10 years	$575

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
  In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities.
Principal Investment Risks
  Interest Rate Changes.
Interest rate increases can cause the price of a money market security to decrease.
  Income Risk.
A low or negative interest rate environment can adversely affect the fund's yield.
  Issuer-Specific Changes.
A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.
Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
0.01%	0.01%	0.01%	0.46%	1.46%	1.79%	0.26%	0.01%	1.24%	4.62%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.26%	December 31, 2023
Lowest Quarter Return	0.00%	March 31, 2022
Year-to-Date Return	1.24%	March 31, 2024

Average Annual Returns

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class III	4.62%	1.57%	0.98%

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Purchase and Sale of Shares
You may buy or sell shares through a retirement account or through an investment professional.
You may buy or sell shares in various ways:
Internet
institutional.fidelity.com
Phone
To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.
Class III has a minimum initial investment of $1,000,000, which may be waived if your aggregate balance in the Fidelity® Investments Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.
1.926985.118	MTO-III-SUM-0524

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Class/Ticker
Select/FTYXX

Summary Prospectus
May 30, 2024

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at institutional.fidelity.com/fimmfunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated May 30, 2024 are incorporated herein by reference.
245 Summer Street, Boston, MA 02210

Fund Summary
Fund/Class:
Treasury Only Portfolio
/Select

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.05%
Other expenses	0.07%
Total annual operating expenses	0.26%
Fee waiver and/or expense reimbursement	0.03% A
Total annual operating expenses after fee waiver and/or expense reimbursement	0.23%
AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Select Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.23% (the Expense Cap). If at any time during the current fiscal year expenses for Select Class of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$24
3 years	$80
5 years	$142
10 years	$327

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
  In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities.
Principal Investment Risks
  Interest Rate Changes.
Interest rate increases can cause the price of a money market security to decrease.
  Income Risk.
A low or negative interest rate environment can adversely affect the fund's yield.
  Issuer-Specific Changes.
A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.
Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
0.01%	0.01%	0.12%	0.66%	1.66%	1.99%	0.33%	0.01%	1.39%	4.83%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.31%	December 31, 2023
Lowest Quarter Return	0.00%	March 31, 2014
Year-to-Date Return	1.29%	March 31, 2024

Average Annual Returns

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Select Class	4.83%	1.70%	1.09%

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Purchase and Sale of Shares
You may buy or sell shares through a retirement account or through an investment professional.
You may buy or sell shares in various ways:
Internet
institutional.fidelity.com
Phone
To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.
Select Class has a minimum initial investment of $1,000,000, which may be waived if your aggregate balance in the Fidelity® Investments Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.
1.926950.117	MTO-SC-SUM-0524

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Class/Ticker
I/FSIXX

Summary Prospectus
May 30, 2024

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at institutional.fidelity.com/fimmfunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated May 30, 2024 are incorporated herein by reference.
245 Summer Street, Boston, MA 02210

Fund Summary
Fund/Class:
Treasury Only Portfolio
/I

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursement	0.03% A
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%
AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.18% (the Expense Cap). If at any time during the current fiscal year expenses for Class I of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$18
3 years	$64
5 years	$114
10 years	$264

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
  In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities.
Principal Investment Risks
  Interest Rate Changes.
Interest rate increases can cause the price of a money market security to decrease.
  Income Risk.
A low or negative interest rate environment can adversely affect the fund's yield.
  Issuer-Specific Changes.
A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.
Visit www.fidelity.com or institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
0.01%	0.01%	0.17%	0.71%	1.71%	2.05%	0.36%	0.01%	1.43%	4.88%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.33%	December 31, 2023
Lowest Quarter Return	0.00%	March 31, 2015
Year-to-Date Return	1.30%	March 31, 2024

Average Annual Returns

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class I	4.88%	1.73%	1.12%

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Purchase and Sale of Shares
You may buy or sell shares through a retirement account or through an investment professional.
You may buy or sell shares in various ways:
Internet
www.fidelity.com or institutional.fidelity.com
Phone
To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.
Class I has a minimum initial investment of $1,000,000, which may be waived if your aggregate balance in the Fidelity® Investments Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.
1.926983.117	MTO-I-SUM-0524

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Class/Ticker
IV/FOPXX

Summary Prospectus
May 30, 2024

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at institutional.fidelity.com/fimmfunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated May 30, 2024 are incorporated herein by reference.
245 Summer Street, Boston, MA 02210

Fund Summary
Fund/Class:
Treasury Only Portfolio
/IV

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.07%
Total annual operating expenses	0.71%
Fee waiver and/or expense reimbursement	0.03% A
Total annual operating expenses after fee waiver and/or expense reimbursement	0.68%
AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class IV of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.68% (the Expense Cap). If at any time during the current fiscal year expenses for Class IV of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$69
3 years	$223
5 years	$391
10 years	$879

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
  In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities.
Principal Investment Risks
  Interest Rate Changes.
Interest rate increases can cause the price of a money market security to decrease.
  Income Risk.
A low or negative interest rate environment can adversely affect the fund's yield.
  Issuer-Specific Changes.
A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.
Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
0.01%	0.01%	0.01%	0.24%	1.20%	1.54%	0.20%	0.01%	1.08%	4.36%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.20%	December 31, 2023
Lowest Quarter Return	0.00%	March 31, 2022
Year-to-Date Return	1.18%	March 31, 2024

Average Annual Returns

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class IV	4.36%	1.42%	0.86%

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Purchase and Sale of Shares
You may buy or sell shares through a retirement account or through an investment professional.
You may buy or sell shares in various ways:
Internet
institutional.fidelity.com
Phone
To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.
Class IV has a minimum initial investment of $1,000,000, which may be waived if your aggregate balance in the Fidelity® Investments Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.
1.926949.118	MTO-IV-SUM-0524

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Class/Ticker
II/FOXXX

Summary Prospectus
May 30, 2024

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at institutional.fidelity.com/fimmfunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated May 30, 2024 are incorporated herein by reference.
245 Summer Street, Boston, MA 02210

Fund Summary
Fund/Class:
Treasury Only Portfolio
/II

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.07%
Total annual operating expenses	0.36%
Fee waiver and/or expense reimbursement	0.03% A
Total annual operating expenses after fee waiver and/or expense reimbursement	0.33%
AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class II of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.33% (the Expense Cap). If at any time during the current fiscal year expenses for Class II of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$34
3 years	$112
5 years	$198
10 years	$452

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
  In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities.
Principal Investment Risks
  Interest Rate Changes.
Interest rate increases can cause the price of a money market security to decrease.
  Income Risk.
A low or negative interest rate environment can adversely affect the fund's yield.
  Issuer-Specific Changes.
A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.
Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
0.01%	0.01%	0.03%	0.56%	1.56%	1.89%	0.29%	0.01%	1.31%	4.72%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.29%	December 31, 2023
Lowest Quarter Return	0.00%	March 31, 2022
Year-to-Date Return	1.26%	March 31, 2024

Average Annual Returns

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class II	4.72%	1.63%	1.03%

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Purchase and Sale of Shares
You may buy or sell shares through a retirement account or through an investment professional.
You may buy or sell shares in various ways:
Internet
institutional.fidelity.com
Phone
To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.
Class II has a minimum initial investment of $1,000,000, which may be waived if your aggregate balance in the Fidelity® Investments Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.
1.926984.117	MTO-II-SUM-0524

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Class/Ticker
Institutional/FRSXX

Summary Prospectus
May 30, 2024

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at institutional.fidelity.com/fimmfunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated May 30, 2024 are incorporated herein by reference.
245 Summer Street, Boston, MA 02210

Fund Summary
Fund/Class:
Treasury Only Portfolio
/Institutional

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.04%
Total annual operating expenses	0.18%
Fee waiver and/or expense reimbursement	0.04% A
Total annual operating expenses after fee waiver and/or expense reimbursement	0.14%
AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.14% (the Expense Cap). If at any time during the current fiscal year expenses for Institutional Class of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$14
3 years	$53
5 years	$96
10 years	$225

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
  In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities.
Principal Investment Risks
  Interest Rate Changes.
Interest rate increases can cause the price of a money market security to decrease.
  Income Risk.
A low or negative interest rate environment can adversely affect the fund's yield.
  Issuer-Specific Changes.
A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.
Visit www.fidelity.com or institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

2015	2016	2017	2018	2019	2020	2021	2022	2023
0.01%	0.21%	0.75%	1.75%	2.09%	0.38%	0.01%	1.47%	4.92%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.34%	December 31, 2023
Lowest Quarter Return	0.00%	March 31, 2015
Year-to-Date Return	1.31%	March 31, 2024

Average Annual Returns

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Life of class
Institutional Class	4.92%	1.76%	1.19%A

AFrom May 14, 2014.

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Purchase and Sale of Shares
You may buy or sell shares through a retirement account or through an investment professional.
You may buy or sell shares in various ways:
Internet
www.fidelity.com or institutional.fidelity.com
Phone
To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.
Institutional Class has a minimum initial investment of $10,000,000, which may be waived if your aggregate balance in the Fidelity® Investments Money Market Funds is greater than $25 million. The fund may waive or lower purchase minimums in other circumstances.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.
1.9857614.115	MT1-SUM-0524